Summary of Principal Accounting Policies - Various Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer deposits
Customer deposits maturity period	12 months
Revenue recognition
Total revenue	$ 7,191,725	$ 3,689,272	$ 4,836,931
Advertising expense
Marketing and advertising expenses	345,862,479	306,846,482	196,396,734
Government subsidies
Cash subsidies included in other operating income	4,586,746	3,567,965	2,525,496
Movement of the allowance for doubtful accounts for accounts receivable
Balance at beginning of the year	26,350,814	15,471,020	9,353,689
Provisions for doubtful accounts	14,797,072	18,959,895	11,599,708
Write offs	(8,081,575)	(6,827,314)	(5,437,380)
Changes due to foreign exchange	(1,905,971)	(1,252,787)	(44,997)
Balance at end of the year	31,160,340	26,350,814	15,471,020
Allowance for other receivables	0	0	0
Other income, net
Foreign currency translation
Foreign exchange gain	$ 64,650	156,641	88,721
Buildings
Property and equipment, net
Estimated useful lives	P30Y
Motor vehicles
Property and equipment, net
Estimated useful lives	P5Y
Minimum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	P3Y
Maximum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	P5Y
Nonrecurring
Fair value of financial instruments
Fair value of assets	$ 0	0	0
Fair value of liabilities	$ 0	$ 0	$ 0